Note 16 - Share-Based Compensation (Details) - Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Grant Date Fair Value (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Grant Date Fair Value [Abstract]
Non-vested, Number of Shares	140,575	159,341	120,744
Non-vested, Average Grant-Date Fair Value (in Dollars per share)	$ 6.41	$ 6.54	$ 6.98
Number of Shares, Granted	19,633	47,034	74,921
Average Grant-Date Fair Value, Granted (in Dollars per share)	$ 8.42	$ 8.73	$ 6.61
Number of Shares, Vested	(49,178)	(65,800)	(32,155)
Average Grant-Date Fair Value, Vested (in Dollars per share)	$ 8.97	$ 8.38	$ 8.23
Number of Shares, Forfeited	0		(4,169)
Average Grant-Date Fair Value, Forfeited (in Dollars per share)	$ 0		$ 7.39
Non-vested, Number of Shares	111,030	140,575	159,341
Non-vested, Average Grant-Date Fair Value (in Dollars per share)	$ 5.63	$ 6.41	$ 6.54